Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current Assets
Cash	$ 173,571	$ 602,182
Accounts receivable, net	857,979	1,698,719
Prepaid expenses and other current assets	38,896	46,396
Total Current Assets	1,070,446	2,347,297
Property and equipment (net of accumulated depreciation of $16,338 and $12,635, respectively)	17,725	21,428
Goodwill	1,352,865	1,352,865
Intangible assets (net of accumulated amortization of $4,256,289 and $3,355,922, respectively)	4,747,387	5,647,754
Other assets
Security deposits	0	9,000
Investment in corporate stock	92	91
Total Assets	7,188,515	9,378,435
Current Liabilities
Accounts payable	1,528,888	2,055,175
Accrued expenses	1,268,443	1,085,292
Notes payable	1,196,625	901,283
Total Current Liabilities	3,993,956	4,041,750
Long term portion convertible notes, net	2,600,000	2,450,000
Total Liabilities	6,593,956	6,491,750
Stockholders' Deficit
Common stock: 100,000,000 authorized; $0.0001 par value 3,100,782 and 2,803,685 shares issued and outstanding at June 30, 2021 and December 31, 2020	312	282
Treasury stock $36 par value 37,500 and 37,500 shares outstanding at June 30, 2021 and December 31, 2020	(1,350,000)	(1,350,000)
Additional paid in capital	187,117,663	184,586,420
Accumulated deficit	(190,992,325)	(186,168,926)
Total Stockholders' Equity	594,559	2,886,685
Total Liabilities and Stockholders' Equity	7,188,515	9,378,435
Aaa Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, Value, Issued	868,869	868,869
Preferred Stock Series C [Member]
Stockholders' Deficit
Preferred Stock, Value, Issued	15,000	15,000
Preferred Series E [Member]
Stockholders' Deficit
Preferred Stock, Value, Issued	$ 4,935,040	$ 4,935,040